Apr. 20, 2022
Focused Large Cap Growth ETF

Focused Large Cap Value ETF

Sustainable Future ETF

Sustainable Leaders ETF
Effective immediately, the following information replaces similar information for each fund found in the “Fund details” section under the “Principal investment strategies” heading:

The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and does not publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the fund’s investments are selected (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund — Tracking basket structure” in the prospectus.

Effective immediately, the following information replaces similar information for each fund found in the “Fund details” section under the “Principal investment strategies” heading:

The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and does not publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the fund’s investments are selected (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund — Tracking basket structure” in the prospectus.

329851 4/22